UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24115

BARON ETF TRUST

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron ETF Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Annual Shareholder Report - December 31, 2025

Baron Financials ETF

NASDAQ: BCFN

This annual shareholder report contains important information about Baron Financials ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Financials ETF	$95	0.95%

How did the Fund perform last year and what affected its performance?

The Financials sector was powered higher by large-cap, value-oriented banks during the year, while payment, financial software, and information services stocks meaningfully underperformed. Against this backdrop, the Fund’s relative performance suffered, with active industry exposures and style-related headwinds being the main culprits. The Fund’s meaningfully lower exposure to banks accounted for about 40% of the relative shortfall. Significantly higher exposure to lagging financial software and information services stocks also hampered performance. The Fund’s growth, quality, and smaller cap bias also proved costly in a period when value stocks, lower quality companies, and larger caps were in favor.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Baron Financials ETF (at NAV)	MSCI USA Financials Index	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/2019	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2020	$10,470	$9,758	$10,181	$9,890	$9,996
2/29/2020	$10,050	$8,649	$9,295	$9,091	$9,173
3/31/2020	$8,750	$6,744	$7,262	$7,863	$8,040
4/30/2020	$10,040	$7,405	$8,597	$8,706	$9,071
5/31/2020	$11,070	$7,623	$9,633	$9,084	$9,503
6/30/2020	$11,550	$7,618	$10,018	$9,375	$9,692
7/31/2020	$12,230	$7,880	$10,583	$9,871	$10,238
8/31/2020	$13,010	$8,181	$11,446	$10,475	$10,974
9/30/2020	$12,950	$7,888	$11,061	$10,137	$10,557
10/31/2020	$12,300	$7,837	$10,856	$9,891	$10,277
11/30/2020	$13,850	$9,142	$12,512	$11,110	$11,402
12/31/2020	$14,720	$9,725	$13,478	$11,625	$11,840
1/31/2021	$13,870	$9,539	$13,263	$11,573	$11,720
2/28/2021	$14,640	$10,625	$13,971	$11,841	$12,044
3/31/2021	$14,530	$11,234	$13,852	$12,157	$12,571
4/30/2021	$15,710	$11,999	$14,444	$12,688	$13,242
5/31/2021	$15,620	$12,540	$14,435	$12,886	$13,334
6/30/2021	$16,970	$12,199	$14,599	$13,056	$13,646
7/31/2021	$17,490	$12,190	$14,312	$13,146	$13,970
8/31/2021	$18,470	$12,818	$14,677	$13,475	$14,395
9/30/2021	$17,420	$12,553	$14,057	$12,918	$13,725
10/31/2021	$18,130	$13,534	$14,116	$13,577	$14,687
11/30/2021	$16,860	$12,786	$12,749	$13,251	$14,585
12/31/2021	$16,980	$13,126	$12,977	$13,781	$15,239
1/31/2022	$14,840	$13,075	$11,599	$13,104	$14,450
2/28/2022	$13,730	$12,849	$11,139	$12,765	$14,017
3/31/2022	$14,150	$12,772	$11,319	$13,042	$14,538
4/30/2022	$12,330	$11,455	$10,138	$11,998	$13,270
5/31/2022	$12,010	$11,826	$9,943	$12,012	$13,294
6/30/2022	$10,980	$10,511	$8,738	$10,999	$12,197
7/31/2022	$12,260	$11,272	$9,494	$11,768	$13,322
8/31/2022	$11,880	$11,048	$9,324	$11,334	$12,778
9/30/2022	$10,788	$10,151	$8,286	$10,249	$11,602
10/31/2022	$11,680	$11,379	$8,770	$10,868	$12,541
11/30/2022	$11,995	$12,148	$8,970	$11,711	$13,242
12/31/2022	$11,326	$11,456	$8,609	$11,250	$12,479
1/31/2023	$12,380	$12,341	$9,833	$12,056	$13,263
2/28/2023	$11,985	$12,047	$9,430	$11,711	$12,939
3/31/2023	$11,873	$10,887	$9,319	$12,072	$13,414
4/30/2023	$11,883	$11,169	$9,169	$12,245	$13,624
5/31/2023	$11,772	$10,740	$9,324	$12,114	$13,683
6/30/2023	$12,502	$11,472	$9,858	$12,817	$14,587
7/31/2023	$13,059	$12,073	$10,506	$13,287	$15,056
8/31/2023	$13,130	$11,728	$9,802	$12,915	$14,816
9/30/2023	$12,664	$11,357	$9,191	$12,381	$14,109
10/31/2023	$12,177	$11,047	$8,511	$12,009	$13,813
11/30/2023	$13,779	$12,315	$9,693	$13,117	$15,074
12/31/2023	$14,418	$13,050	$10,619	$13,748	$15,759
1/31/2024	$14,712	$13,387	$10,408	$13,828	$16,024
2/29/2024	$15,229	$14,011	$10,798	$14,422	$16,880
3/31/2024	$15,331	$14,699	$11,001	$14,867	$17,423
4/30/2024	$14,337	$14,055	$10,248	$14,384	$16,711
5/31/2024	$14,712	$14,503	$10,298	$14,968	$17,540
6/30/2024	$14,986	$14,389	$10,367	$15,301	$18,169
7/31/2024	$15,574	$15,284	$10,949	$15,548	$18,390
8/31/2024	$16,537	$15,878	$11,432	$15,943	$18,836
9/30/2024	$16,862	$15,824	$11,631	$16,313	$19,238
10/31/2024	$17,176	$16,297	$11,581	$15,947	$19,064
11/30/2024	$18,920	$18,088	$12,668	$16,543	$20,183
12/31/2024	$17,754	$17,101	$12,136	$16,152	$19,702
1/31/2025	$18,819	$18,271	$12,273	$16,694	$20,251
2/28/2025	$18,423	$18,378	$11,686	$16,593	$19,986
3/31/2025	$17,521	$17,493	$11,223	$15,938	$18,860
4/30/2025	$17,602	$17,146	$11,405	$16,087	$18,732
5/31/2025	$18,636	$18,041	$12,213	$17,011	$19,911
6/30/2025	$19,143	$18,709	$12,774	$17,775	$20,924
7/31/2025	$18,839	$18,763	$12,513	$18,016	$21,394
8/31/2025	$18,677	$19,298	$12,965	$18,461	$21,827
9/30/2025	$18,322	$19,309	$12,531	$19,130	$22,624
10/31/2025	$17,876	$18,790	$12,016	$19,558	$23,154
11/30/2025	$17,703	$19,104	$11,629	$19,556	$23,210
12/31/2025	$17,915	$19,704	$11,631	$19,760	$23,225

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Baron Financials ETF (at NAV)	0.91%	4.01%	10.21%
MSCI USA Financials Index	15.23%	15.17%	11.97%
S&P 500 Index	17.88%	14.42%	15.07%
FactSet Global FinTech Index	(4.16)%	(2.90)%	2.55%
MSCI ACWI Index	22.34%	11.19%	12.02%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$56,613,333
# of Issuers	43
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of fees waived)	$459,372

Baron Financials ETF

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
S&P Global, Inc.	5.7%
Visa, Inc.	5.4%
Mastercard, Incorporated	5.4%
Intuit, Inc.	4.3%
LPL Financial Holdings, Inc.	4.3%
KKR & Co., Inc.	4.1%
MercadoLibre, Inc.	3.9%
The Charles Schwab Corp.	3.8%
Fair Isaac Corp.	3.5%
NU Holdings Ltd.	3.5%
Total	43.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	75.3%
Information Technology	15.8%
Industrials	4.7%
Consumer Discretionary	3.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Financials ETF

Annual Shareholder Report - December 31, 2025

BCFN

Annual Shareholder Report - December 31, 2025

Baron First Principles ETF

NYSE: RONB

This annual shareholder report contains important information about Baron First Principles ETF (the Fund) for the period of December 12, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron First Principles ETF	$5	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform for the period and what affected its performance?

No discussion is provided since the Fund commenced operations on December 12, 2025.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Baron First Principles ETF (at NAV)	Russell 3000 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,927	$10,038	$10,006

Average Annual Total Returns (%)

Fund/Index Name	Since Inception 12/12/2025
Baron First Principles ETF (at NAV)	(0.73)%
Russell 3000 Growth Index	0.38%
Russell 3000 Index	0.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$70,856,597
# of Issuers	27
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$31,997

Baron First Principles ETF

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Tesla, Inc.	10.3%
X.AI Holdings Corp.	7.1%
Shopify, Inc.	5.5%
MSCI, Inc.	5.5%
Spotify Technology SA	5.1%
Guidewire Software, Inc.	4.7%
CoStar Group, Inc.	4.2%
Interactive Brokers Group, Inc.	4.1%
Hyatt Hotels Corp.	4.0%
Red Rock Resorts, Inc.	4.0%
Total	54.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	29.8%
Financials	24.5%
Information Technology	15.6%
Communication Services	14.7%
Industrials	6.7%
Real Estate	4.2%
Health Care	3.3%
Cash and Cash Equivalents	1.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron First Principles ETF

Annual Shareholder Report - December 31, 2025

RONB

Annual Shareholder Report - December 31, 2025

Baron Global Durable Advantage ETF

NYSE: BCGD

This annual shareholder report contains important information about Baron Global Durable Advantage ETF (the Fund) for the period of December 12, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Global Durable Advantage ETF	$4	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform for the period and what affected its performance?

No discussion is provided since the Fund commenced operations on December 12, 2025.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmark

	Baron Global Durable Advantage ETF (at NAV)	MSCI ACWI Index
12/12/2025	$10,000	$10,000
12/31/2025	$10,118	$10,062

Average Annual Total Returns (%)

Fund/Index Name	Since Inception 12/12/2025
Baron Global Durable Advantage ETF (at NAV)	1.18%
MSCI ACWI Index	0.62%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$3,288,283
# of Issuers	37
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$607
Footnote	Description
Footnote†	Less than 0.5%.

Baron Global Durable Advantage ETF

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Amazon.com, Inc.	6.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.0%
S&P Global, Inc.	4.1%
Brookfield Corp.	3.7%
HDFC Bank Ltd.	3.5%
Meta Platforms, Inc.	3.4%
ASML Holding N.V.	3.0%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	27.5%
Information Technology	21.6%
Consumer Discretionary	16.4%
Industrials	14.5%
Communication Services	10.9%
Health Care	5.0%
Real Estate	2.1%
Consumer Staples	1.6%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Global Durable Advantage ETF

Annual Shareholder Report - December 31, 2025

BCGD

Annual Shareholder Report - December 31, 2025

Baron SMID Cap ETF

NYSE: BCSM

This annual shareholder report contains important information about Baron SMID Cap ETF (the Fund) for the period of December 12, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron SMID Cap ETF	$4	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform for the period and what affected its performance?

No discussion is provided since the Fund commenced operations on December 12, 2025.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Baron SMID Cap ETF (at NAV)	Russell 2500 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,813	$9,770	$10,006

Average Annual Total Returns (%)

Fund/Index Name	Since Inception 12/12/2025
Baron SMID Cap ETF (at NAV)	(1.87)%
Russell 2500 Growth Index	(2.30)%
Russell 3000 Index	0.06%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$15,904,852
# of Issuers	52
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$1,514

Baron SMID Cap ETF

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Coherent Corp.	2.9%
Liberty Media Corporation-Liberty Formula One	2.6%
Loar Holdings, Inc.	2.6%
Flutter Entertainment PLC	2.5%
Liberty Live Holdings, Inc.	2.5%
Insulet Corp.	2.5%
Booz Allen Hamilton Holding Corp.	2.5%
Dynatrace, Inc.	2.4%
Natera, Inc.	2.4%
Mercury Systems, Inc.	2.3%
Total	25.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Industrials	21.7%
Health Care	17.3%
Consumer Discretionary	11.6%
Financials	8.5%
Communication Services	6.3%
Materials	1.9%
Cash and Cash Equivalents	3.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron SMID Cap ETF

Annual Shareholder Report - December 31, 2025

BCSM

Annual Shareholder Report - December 31, 2025

Baron Technology ETF

NASDAQ: BCTK

This annual shareholder report contains important information about Baron Technology ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Technology ETF	$101	0.93%

How did the Fund perform last year and what affected its performance?

Information Technology (IT) was a leading sector for a third straight year thanks to ongoing investor enthusiasm about AI. The Fund failed to keep pace with the Index partly due to its unique exposure to certain technology-related companies that are classified outside of IT, such as Trade Desk in media, Amazon in broadline retail, Eternal in hotels, restaurants & leisure, and Zillow and CoStar in real estate management & development. The remaining underperformance was attributable to poor stock selection in semiconductors & semiconductor equipment (indie and eMemory Technology), software (Atlassian, Oracle, Samsara, Datadog, GitLab, and Intapp), and electronic equipment instruments & components (PAR).

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Baron Technology ETF (at NAV)	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/2021	$10,000	$10,000	$10,000	$10,000
1/31/2022	$8,750	$9,182	$9,509	$9,483
2/28/2022	$8,340	$8,770	$9,263	$9,199
3/31/2022	$8,360	$8,972	$9,464	$9,540
4/30/2022	$7,080	$7,919	$8,706	$8,708
5/31/2022	$6,790	$7,838	$8,717	$8,724
6/30/2022	$6,190	$7,027	$7,982	$8,004
7/31/2022	$6,930	$7,883	$8,539	$8,742
8/31/2022	$6,730	$7,437	$8,225	$8,386
9/30/2022	$5,910	$6,517	$7,437	$7,613
10/31/2022	$6,050	$6,972	$7,886	$8,230
11/30/2022	$6,110	$7,479	$8,498	$8,690
12/31/2022	$5,570	$6,893	$8,164	$8,189
1/31/2023	$6,380	$7,613	$8,749	$8,703
2/28/2023	$6,450	$7,582	$8,498	$8,491
3/31/2023	$6,820	$8,301	$8,760	$8,803
4/30/2023	$6,530	$8,247	$8,886	$8,940
5/31/2023	$7,490	$8,918	$8,791	$8,979
6/30/2023	$7,960	$9,436	$9,301	$9,572
7/31/2023	$8,370	$9,681	$9,642	$9,880
8/31/2023	$8,130	$9,471	$9,372	$9,723
9/30/2023	$7,650	$8,855	$8,985	$9,259
10/31/2023	$7,350	$8,771	$8,715	$9,064
11/30/2023	$8,560	$9,960	$9,519	$9,892
12/31/2023	$9,100	$10,410	$9,976	$10,342
1/31/2024	$9,420	$10,742	$10,035	$10,515
2/29/2024	$10,270	$11,403	$10,465	$11,077
3/31/2024	$10,440	$11,649	$10,788	$11,433
4/30/2024	$9,870	$11,020	$10,438	$10,966
5/31/2024	$10,300	$11,904	$10,862	$11,510
6/30/2024	$11,180	$12,991	$11,103	$11,923
7/31/2024	$10,910	$12,712	$11,283	$12,068
8/31/2024	$11,090	$12,891	$11,569	$12,361
9/30/2024	$11,610	$13,136	$11,838	$12,625
10/31/2024	$11,910	$13,010	$11,572	$12,510
11/30/2024	$13,160	$13,564	$12,005	$13,245
12/31/2024	$13,450	$13,698	$11,721	$12,929
1/31/2025	$13,910	$13,552	$12,114	$13,289
2/28/2025	$13,020	$13,281	$12,041	$13,116
3/31/2025	$11,460	$12,103	$11,566	$12,377
4/30/2025	$11,970	$12,345	$11,673	$12,293
5/31/2025	$13,830	$13,631	$12,344	$13,067
6/30/2025	$15,020	$14,922	$12,899	$13,731
7/31/2025	$15,420	$15,543	$13,074	$14,039
8/31/2025	$15,190	$15,608	$13,396	$14,324
9/30/2025	$15,905	$16,826	$13,882	$14,847
10/31/2025	$16,620	$18,050	$14,192	$15,194
11/30/2025	$15,895	$17,175	$14,191	$15,231
12/31/2025	$15,783	$17,311	$14,339	$15,241

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 12/31/2021
Baron Technology ETF (at NAV)	17.34%	12.08%
MSCI ACWI Information Technology Index	26.37%	14.69%
S&P 500 Index	17.88%	11.10%
MSCI ACWI Index	22.34%	9.43%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$149,144,584
# of Issuers	39
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (Net of fees waived)	$589,122

Baron Technology ETF

December 31, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
NVIDIA Corp.	11.8%
Broadcom, Inc.	10.1%
Amazon.com, Inc.	7.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.4%
Tesla, Inc.	5.6%
Microsoft Corporation	4.9%
Spotify Technology SA	4.2%
Lumentum Holdings, Inc.	3.4%
Coherent Corp.	3.3%
Lam Research Corp.	3.2%
Total	61.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	70.2%
Consumer Discretionary	14.7%
Communication Services	6.4%
Industrials	5.9%
Health Care	1.9%
Cash and Cash Equivalents	0.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Technology ETF

Annual Shareholder Report - December 31, 2025

BCTK

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@BaronCapitalGroup.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan. Mr. Yemenidjian, Mr. Folliard, and Ms. Sullivan are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended December 31, 2024 and December 31, 2025:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2025	2024
Baron ETF Trust	$201,500	$0

(b)

Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees. For 2025, the audit-related fees were for review procedures in conjunction with an N-14 registration statement filing:

	2025	2024
Baron ETF Trust	$19,000	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2025	2024
Baron ETF Trust	$65,530	$0

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2025	2024
Baron ETF Trust	$0	$0

e)	Audit Committee Pre-Approval Policies and Procedures

(1)

Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors;

(2)	0% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

	2025	2024
Baron ETF Trust	$84,530	$0

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron First Principles ETF

Baron Global Durable Advantage ETF

Baron SMID Cap ETF

Baron Financials ETF

Baron Technology ETF

December 31, 2025

ETF Trust™

Baron ETF Trust

Annual Financial Statements and Other Important Information

Baron First Principles ETF
Ticker Symbol: RONB
Baron Global Durable Advantage ETF
Ticker Symbol: BCGD
Baron SMID Cap ETF
Ticker Symbol: BCSM
Baron Financials ETF
Ticker Symbol: BCFN
Baron Technology ETF
Ticker Symbol: BCTK

DEAR BARON ETF TRUST SHAREHOLDER:

In this report, you will find audited financial statements and other important information for Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, and Baron Technology ETF (the Funds) for the year ended December 31, 2025.

We thank you for choosing to join us as fellow shareholders in Baron ETF Trust. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer February 27, 2026	Patrick M. Patalino Chief Operating Officer February 27, 2026	Christopher Snively Chief Financial Officer and Treasurer February 27, 2026

These Annual Financial Statements are for the Baron ETF Trust, which currently has five series: Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, and Baron Technology ETF. If you are interested in Baron Select Funds Trust, which currently has 10 series: Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron India Fund, and Baron WealthBuilder Fund, or Baron Investment Funds Trust, which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the Securities and Exchange Commission’s (SEC) website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron First Principles ETF	December 31, 2025

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (91.85%)
Communication Services (7.63%)
	Movies & Entertainment (7.63%)
12,801	Live Nation Entertainment, Inc.[1]	$1,773,405	$1,824,143
6,175	Spotify Technology SA1,2	3,647,089	3,585,884

Total Communication Services		5,420,494	5,410,027

Consumer Discretionary (29.83%)
	Automobile Manufacturers (10.29%)
16,215	Tesla, Inc.[1]	7,577,899	7,292,210
	Casinos & Gaming (3.98%)
45,463	Red Rock Resorts, Inc., Cl A	2,791,874	2,816,433

	Footwear (3.14%)
21,016	Birkenstock Holding PLC[1,2]	940,801	859,554
29,361	On Holding AG, Cl A1,2	1,422,333	1,364,699

		2,363,134	2,224,253
	Homebuilding (1.94%)
10,180	Toll Brothers, Inc.	1,411,417	1,376,539
	Hotels, Resorts & Cruise Lines (8.60%)
10,750	Airbnb, Inc., Cl A1	1,426,963	1,458,990
19,087	Choice Hotels International, Inc.	1,762,045	1,818,228
17,579	Hyatt Hotels Corp., Cl A	2,848,182	2,818,265

		6,037,190	6,095,483
	Leisure Facilities (1.88%)
10,016	Vail Resorts, Inc.	1,557,114	1,330,125

Total Consumer Discretionary		21,738,628	21,135,043

Financials (24.54%)
	Financial Exchanges & Data (11.50%)
9,690	FactSet Research Systems, Inc.	2,814,228	2,811,941
6,761	Morningstar, Inc.	1,425,932	1,469,233
6,743	MSCI, Inc.	3,754,076	3,868,662

		7,994,236	8,149,836
	Investment Banking & Brokerage (7.21%)
45,120	Interactive Brokers Group, Inc., Cl A	2,886,802	2,901,667
22,121	The Charles Schwab Corp.	2,147,572	2,210,109

		5,034,374	5,111,776
	Property & Casualty Insurance (5.83%)
20,785	Arch Capital Group Ltd.[1,2]	1,973,515	1,993,697
5,460	Kinsale Capital Group, Inc.	2,107,569	2,135,515

		4,081,084	4,129,212

Total Financials		17,109,694	17,390,824

Health Care (3.35%)
	Health Care Equipment (3.35%)
3,507	IDEXX Laboratories, Inc.[1]	2,429,599	2,372,591

Shares		Cost	Value
Common Stocks (continued)
Industrials (6.73%)
	Aerospace & Defense (3.14%)
8,807	HEICO Corp., Cl A	$2,143,952	$2,223,151
	Research & Consulting Services (3.59%)
11,370	Verisk Analytics, Inc.	2,477,466	2,543,355

Total Industrials		4,621,418	4,766,506

Information Technology (15.56%)
	Application Software (6.49%)
16,526	Guidewire Software, Inc.[1]	3,357,322	3,321,891
36,080	Samsara, Inc., Cl A1	1,441,189	1,279,036

		4,798,511	4,600,927
	Internet Services & Infrastructure (5.49%)
24,165	Shopify, Inc., Cl A1,2	3,966,284	3,889,840
	IT Consulting & Other Services (3.58%)
10,056	Gartner, Inc.[1]	2,396,466	2,536,928

Total Information Technology		11,161,261	11,027,695

Real Estate (4.21%)
	Real Estate Services (4.21%)
44,370	CoStar Group, Inc.[1]	2,941,010	2,983,439

Total Common Stocks		65,422,104	65,086,125

Private Preferred Stocks (7.06%)
Communication Services (7.06%)
	Interactive Media & Services (7.06%)
66,260	X.AI Holdings Corp., Series E1,3,4,5	4,999,980	4,999,980

Total Investments (98.91%)		$70,422,084	70,086,105

Cash and Other Assets Less Liabilities (1.09%)			770,492

Net Assets			$70,856,597

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2025, the market value of restricted securities amounted to $4,999,980 or 7.06% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

2	See Notes to Financial Statements.

December 31, 2025	Baron Global Durable Advantage ETF

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (99.53%)
Argentina (1.71%)
28	MercadoLibre, Inc.[1]	$56,289	$56,399

Brazil (2.43%)
4,772	NU Holdings Ltd., Cl A1	79,392	79,883

Canada (5.71%)
2,678	Brookfield Corp., Cl A	123,081	122,894
27	Constellation Software, Inc.	65,460	64,943

Total Canada		188,541	187,837

China (2.48%)
1,064	Tencent Holdings Limited, ADR	82,749	81,449

France (4.38%)
38	Hermes International SCA	94,239	94,764
65	LVMH Moët Hennessy Louis Vuitton SE	48,063	49,270

Total France		142,302	144,034

India (3.51%)
3,160	HDFC Bank Ltd., ADR	113,964	115,466

Israel (0.99%)
313	Wix.com Ltd.[1]	32,505	32,518

Italy (1.01%)
90	Ferrari NV	33,656	33,260

Japan (2.61%)
2,492	Ajinomoto Co., Inc.	53,550	52,771
91	Keyence Corporation	33,334	32,928

Total Japan		86,884	85,699

Korea, Republic of (1.05%)
1,460	Coupang, Inc.[1]	35,419	34,441

Netherlands (3.03%)
93	ASML Holding N.V.	99,304	99,497

Poland (1.79%)
4,799	InPost SA1	57,898	59,049

Sweden (6.97%)
4,055	Atlas Copco AB, Cl A	72,536	73,137
2,534	Indutrade AB	65,390	66,168
2,352	Lifco AB, Cl B	89,426	89,926

Total Sweden		227,352	229,231

Taiwan (6.12%)
662	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	194,966	201,175

Shares		Cost	Value
Common Stocks (continued)

United States (55.74%)
523	Alphabet, Inc., Cl C	$162,883	$164,117
857	Amazon.com, Inc.[1]	196,093	197,813
298	CME Group, Inc.	81,668	81,378
92	Eli Lilly & Co.	97,554	98,871
262	HEICO Corp., Cl A	65,913	66,137
261	Hilton Worldwide Holdings, Inc.	75,316	74,972
485	KKR & Co., Inc.	64,008	61,828
119	LPL Financial Holdings, Inc.	44,006	42,503
171	Meta Platforms, Inc., Cl A	111,860	112,875
80	Monolithic Power Systems, Inc.	75,001	72,509
117	MSCI, Inc.	66,657	67,126
1,104	NVIDIA Corp.	200,864	205,896
260	S&P Global, Inc.	134,101	135,873
115	Thermo Fisher Scientific, Inc.	66,262	66,637
67	TransDigm Group, Inc.[1]	86,926	89,100
559	Visa, Inc., Cl A	196,140	196,047
94	Watsco, Inc.	32,927	31,673
364	Welltower, Inc.	68,297	67,562

Total United States		1,826,476	1,832,917

Total Investments (99.53%)		$3,257,697	3,272,855

Cash and Other Assets Less Liabilities (0.47%)			15,428

Net Assets			$3,288,283

%	Represents percentage of net assets.
[1]	Non-income producing securities.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of December 31, 2025	Percentage of Net Assets

Financials	27.5%

Information Technology	21.6%

Consumer Discretionary	16.4%

Industrials	14.4%

Communication Services	10.9%

Health Care	5.0%

Real Estate	2.1%

Consumer Staples	1.6%
Cash and Cash Equivalents*	0.5%
100.0%**

*	Includes other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Financial Statements.	3

Baron SMID Cap ETF	December 31, 2025

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (96.94%)
Communication Services (6.27%)
	Interactive Media & Services (1.15%)
793	Reddit, Inc., Cl A1	$183,973	$182,287
	Movies & Entertainment (5.12%)
4,756	Liberty Live Holdings, Inc., Cl C1	397,943	395,509
4,686	Liberty Media Corporation-Liberty Formula One, Cl A [1]	414,229	418,835

		812,172	814,344

Total Communication Services		996,145	996,631

Consumer Discretionary (11.57%)
	Casinos & Gaming (4.50%)
1,852	Flutter Entertainment PLC[1,2]	403,824	398,254
2,640	Wynn Resorts Ltd.	325,580	317,671

		729,404	715,925
	Distributors (1.24%)
859	Pool Corp.	198,826	196,496
	Hotels, Resorts & Cruise Lines (1.68%)
932	Hilton Worldwide Holdings, Inc.	271,424	267,717
	Restaurants (4.15%)
8,912	Chipotle Mexican Grill, Inc.[1]	329,613	329,744
1,387	Wingstop, Inc.	339,298	330,786

		668,911	660,530

Total Consumer Discretionary		1,868,565	1,840,668

Financials (8.46%)
	Asset Management & Custody Banks (1.78%)
2,113	Hamilton Lane, Inc., Cl A	287,300	283,797
	Financial Exchanges & Data (3.24%)
527	MSCI, Inc.	304,510	302,356
1,980	Tradeweb Markets, Inc., Cl A	212,009	212,929

		516,519	515,285
	Insurance Brokers (1.50%)
4,621	Ryan Specialty Holdings, Inc.	241,862	238,582
	Investment Banking & Brokerage (1.94%)
863	LPL Financial Holdings, Inc.	315,343	308,238

Total Financials		1,361,024	1,345,902

Health Care (17.35%)
	Biotechnology (2.57%)
1,980	Arcellx, Inc.[1]	129,292	129,096
332	argenx SE, ADR[1,2]	279,289	279,195

		408,581	408,291

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)
	Health Care Equipment (5.64%)
1,386	Insulet Corp.[1]	$399,980	$393,956
1,652	Masimo Corp.[1]	218,504	214,859
926	Penumbra, Inc.[1]	290,715	287,903

		909,199	896,718
	Life Sciences Tools & Services (9.14%)
3,035	Exact Sciences Corp.[1,3]	309,067	308,235
1,652	Natera, Inc.[1,3]	380,187	378,457
2,246	Repligen Corp.[1]	368,057	368,029
13,263	Stevanato Group SpA[2]	274,133	266,852
2,244	Tempus AI, Inc., Cl A1	140,353	132,508

		1,471,797	1,454,081

Total Health Care		2,789,577	2,759,090

Industrials (21.73%)
	Aerospace & Defense (11.85%)
270	Axon Enterprise, Inc.[1]	155,111	153,341
859	BWX Technologies, Inc.	150,053	148,470
5,015	Karman Holdings, Inc.[1]	376,060	366,947
3,299	Kratos Defense & Security Solutions, Inc.[1]	251,422	250,427
6,139	Loar Holdings, Inc.[1]	420,194	417,452
5,081	Mercury Systems, Inc.[1]	375,772	370,964
133	TransDigm Group, Inc.[1]	173,474	176,870

		1,902,086	1,884,471
	Environmental & Facilities Services (2.09%)
5,546	Rollins, Inc.	335,684	332,871
	Industrial Machinery & Supplies & Components (3.17%)
1,386	Enpro, Inc.	302,639	296,784
461	RBC Bearings, Inc.[1]	210,099	206,727

		512,738	503,511
	Research & Consulting Services (2.45%)
4,620	Booz Allen Hamilton Holding Corp.	396,029	389,743
	Trading Companies & Distributors (2.17%)
2,772	SiteOne Landscape Supply, Inc.[1]	351,529	345,280

Total Industrials		3,498,066	3,455,876

Information Technology (29.66%)
	Application Software (14.49%)
15,247	Clearwater Analytics Holdings, Inc., Cl A1	358,092	367,758
197	Fair Isaac Corp.[1]	349,470	333,052
8,447	Gitlab, Inc., Cl A1,3	323,030	317,016
1,586	Guidewire Software, Inc.[1]	319,504	318,802
4,226	Procore Technologies, Inc. [1]	312,644	307,399
8,513	Samsara, Inc., Cl A1	315,391	301,786
3,367	ServiceTitan, Inc., Cl A1	361,448	358,585

		2,339,579	2,304,398
	Electronic Components (2.91%)
2,507	Coherent Corp. [1]	465,440	462,717
	Semiconductors (3.28%)
3,827	Lattice Semiconductor Corp.[1]	285,238	281,590
266	Monolithic Power Systems, Inc.	248,371	241,092

		533,609	522,682

4	See Notes to Financial Statements.

December 31, 2025	Baron SMID Cap ETF

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (8.98%)
8,778	Dynatrace, Inc.[1,3]	$388,870	$380,439
13,200	Netskope, Inc., Cl A1	245,614	231,528
4,752	Rubrik, Inc., CL A1	370,909	363,433
9,371	SentinelOne, Inc., Cl A1	140,282	140,565
1,386	Zscaler, Inc.[1]	317,653	311,739

		1,463,328	1,427,704

Total Information Technology		4,801,956	4,717,501

Materials (1.90%)
	Construction Materials (1.90%)
1,058	Vulcan Materials Co.	308,907	301,763

Total Investments (96.94%)		$15,624,240	15,417,431

Cash and Other Assets Less Liabilities (3.06%)			487,421

Net Assets			$15,904,852

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	5

Baron Financials ETF	December 31, 2025

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (99.81%)
Consumer Discretionary (3.91%)
	Broadline Retail (3.91%)
1,100	MercadoLibre, Inc.[1]	$1,546,900	$2,215,686

Financials (75.34%)
	Asset Management & Custody Banks (6.09%)
1,052	Blackrock, Inc.	780,323	1,125,998
18,200	KKR & Co., Inc.	2,032,883	2,320,136

		2,813,206	3,446,134
	Consumer Finance (2.63%)
6,135	Capital One Financial Corp.	1,364,230	1,486,879
	Diversified Banks (3.48%)
117,808	NU Holdings Ltd., Cl A1,2	955,103	1,972,106
	Diversified Financial Services (3.32%)
12,984	Apollo Global Management, Inc.	938,245	1,879,564
	Financial Exchanges & Data (18.15%)
5,549	CME Group, Inc.	1,206,363	1,515,321
959	FactSet Research Systems, Inc.	385,140	278,292
3,680	Moody’s Corp.	1,297,116	1,879,928
1,338	Morningstar, Inc.	269,362	290,761
2,946	MSCI, Inc.	1,231,054	1,690,208
6,176	S&P Global, Inc.	2,415,662	3,227,516
12,959	Tradeweb Markets, Inc., Cl A	1,051,528	1,393,611

		7,856,225	10,275,637
	Insurance Brokers (1.92%)
9,000	Accelerant Holdings, Cl A1,2	188,062	147,150
10,225	Baldwin Insurance Group, Inc., Cl A1	292,452	245,707
8,640	Neptune Insurance Holdings, Inc., Cl A1,3	174,352	251,942
15,335	TWFG, Inc.[1]	269,291	441,188

		924,157	1,085,987
	Investment Banking & Brokerage (19.21%)
8,268	Houlihan Lokey, Inc.	604,513	1,440,203
29,467	Interactive Brokers Group, Inc., Cl A	617,984	1,895,023
6,743	LPL Financial Holdings, Inc.	1,257,951	2,408,397
6,600	Morgan Stanley	1,190,535	1,171,698
15,950	Robinhood Markets, Inc., Cl A1	755,649	1,803,945
21,600	The Charles Schwab Corp.	1,717,718	2,158,056

		6,144,350	10,877,322
	Life & Health Insurance (1.09%)
2,400	Primerica, Inc.	614,186	620,064
	Property & Casualty Insurance (4.74%)
11,184	Arch Capital Group Ltd.[1,2]	911,974	1,072,769
13,290	Ategrity Specialty Holdings LLC[1]	226,997	279,223
1,315	Kinsale Capital Group, Inc.	232,674	514,323
3,580	The Progressive Corp.	414,142	815,237

		1,785,787	2,681,552

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)
	Transaction & Payment Processing Services (14.71%)
6,933	Block, Inc.[1]	$801,012	$451,269
5,110	Jack Henry & Associates, Inc.	839,738	932,473
5,315	Mastercard, Incorporated, Cl A	1,837,679	3,034,227
8,690	Visa, Inc., Cl A	1,830,372	3,047,670
71,570	Wise PLC, Cl A (United Kingdom)[1,2]	724,541	859,573

		6,033,342	8,325,212

Total Financials		29,428,831	42,650,457

Industrials (4.74%)
	Research & Consulting Services (4.74%)
2,865	Equifax, Inc.	611,607	621,648
8,050	TransUnion	712,632	690,287
6,135	Verisk Analytics, Inc.	1,216,768	1,372,338

Total Industrials		2,541,007	2,684,273

Information Technology (15.82%)
	Application Software (13.85%)
20,119	Alkami Technology, Inc.[1]	536,454	464,145
20,450	Clearwater Analytics Holdings, Inc., Cl A1	494,864	493,254
1,167	Fair Isaac Corp. [1]	503,525	1,972,953
8,688	Guidewire Software, Inc.[1]	1,006,139	1,746,375
3,680	Intuit, Inc.	1,341,494	2,437,706
6,850	ServiceTitan, Inc., Cl A1	585,270	729,525

		4,467,746	7,843,958
	Internet Services & Infrastructure (1.97%)
6,916	Shopify, Inc., Cl A1,2	1,020,913	1,113,269

Total Information Technology		5,488,659	8,957,227

Total Investments (99.81%)		$39,005,397	56,507,643

Cash and Other Assets Less Liabilities (0.19%)			105,690

Net Assets			$56,613,333

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

All securities are Level 1, unless otherwise noted.

6	See Notes to Financial Statements.

December 31, 2025	Baron Technology ETF

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Shares		Cost	Value
Common Stocks (99.12%)
Communication Services (6.39%)
	Interactive Media & Services (2.17%)
4,909	Meta Platforms, Inc., Cl A	$3,505,911	$3,240,382
	Movies & Entertainment (4.22%)
10,824	Spotify Technology SA1,2	4,489,938	6,285,605

Total Communication Services		7,995,849	9,525,987

Consumer Discretionary (14.71%)
	Automobile Manufacturers (5.64%)
18,714	Tesla, Inc. [1]	5,933,336	8,416,060
	Broadline Retail (7.86%)
50,780	Amazon.com, Inc.[1]	10,020,833	11,721,039
	Casinos & Gaming (1.21%)
52,319	DraftKings, Inc., Cl A1	1,612,325	1,802,913

Total Consumer Discretionary		17,566,494	21,940,012

Health Care (1.93%)
	Health Care Services (1.53%)
49,043	Hinge Health, Inc., Cl A1	1,982,587	2,278,048
	Health Care Technology (0.40%)
20,642	HeartFlow, Inc.[1]	502,461	601,714

Total Health Care		2,485,048	2,879,762

Industrials (5.91%)
	Aerospace & Defense (3.79%)
6,968	Axon Enterprise, Inc.[1]	3,727,982	3,957,336
24,981	Loar Holdings, Inc.[1]	1,855,869	1,698,708

		5,583,851	5,656,044
	Building Products (0.90%)
17,584	AAON, Inc.	1,487,217	1,340,780
	Construction & Engineering (1.22%)
4,309	Quanta Services, Inc.	1,523,523	1,818,657

Total Industrials		8,594,591	8,815,481

Information Technology (70.18%)
	Application Software (8.61%)
74,605	Clearwater Analytics Holdings, Inc., Cl A1	1,571,836	1,799,473
10,802	Guidewire Software, Inc.[1]	2,049,466	2,171,310
42,745	PAR Technology Corp.[1]	2,074,809	1,550,789
86,223	Samsara, Inc., Cl A1	3,336,813	3,056,605
9,583	ServiceNow, Inc.[1,3]	1,531,710	1,468,020
8,967	ServiceTitan, Inc., Cl A1	835,727	954,985
3,303	Synopsys, Inc.[1]	1,479,979	1,551,485
10,050	Via Transportation, Inc., Cl A1	451,332	291,551

		13,331,672	12,844,218
	Communications Equipment (4.59%)
13,020	Arista Networks, Inc.[1]	1,825,470	1,706,010
13,930	Lumentum Holdings, Inc.[1]	2,775,424	5,134,459

		4,600,894	6,840,469

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Components (3.34%)
26,975	Coherent Corp.[1]	$3,379,691	$4,978,776

	Internet Services & Infrastructure (2.98%)
62,648	GDS Holdings Ltd., ADR[1,2]	1,462,546	2,186,415
14,073	Shopify, Inc., Cl A1,2	1,363,710	2,265,331

		2,826,256	4,451,746
	Semiconductor Materials & Equipment (4.34%)
28,029	Lam Research Corp.	3,677,320	4,798,004
5,118	Nova Ltd.[1,2]	1,187,731	1,680,700

		4,865,051	6,478,704
	Semiconductors (32.77%)
43,420	Broadcom, Inc.	10,475,419	15,027,662
519,127	indie Semiconductor, Inc., Cl A1	2,032,515	1,832,518
6,351	Micron Technology, Inc.	1,484,875	1,812,639
1,842	Monolithic Power Systems, Inc.	1,297,066	1,669,515
94,055	NVIDIA Corp.	11,077,259	17,541,257
36,167	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	7,777,215	10,990,790

		34,144,349	48,874,381
	Systems Software (10.94%)
10,096	Cloudflare, Inc., Cl A1,3	1,255,715	1,990,426
11,208	Datadog, Inc., Cl A1,3	1,511,648	1,524,176
15,253	Microsoft Corporation	6,672,214	7,376,656
72,507	Netskope, Inc., Cl A1	1,350,347	1,271,773
8,003	Snowflake, Inc., Cl A1,3	1,650,524	1,755,538
10,691	Zscaler, Inc. [1]	2,492,739	2,404,620

		14,933,187	16,323,189
	Technology Hardware, Storage & Peripherals (2.61%)
14,293	Apple, Inc.	3,104,004	3,885,695

Total Information Technology		81,185,104	104,677,178

Total Investments (99.12%)		$117,827,086	147,838,420

Cash and Other Assets Less Liabilities (0.88%)			1,306,164

Net Assets			$149,144,584

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	7

Baron ETF Trust	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF	Baron Financials ETF	Baron Technology ETF
Assets:
Investments in securities, at value*	$70,086,105	$3,272,855	$15,417,431	$56,507,643	$147,838,420
Cash	434,371	28,693	487,226	186,134	1,324,143
Dividends and interest receivable	33,467	147	709	7,125	29,255
Prepaid expenses	—	—	—	153	154
Receivable for capital shares sold	3,737,160	—	—	—	501,110
Due from investment adviser	—	—	—	—	14,667

	74,291,103	3,301,695	15,905,366	56,701,055	149,707,749

Liabilities:
Investment advisory fees payable (Note 4)	997	607	514	15,763	—
Due to custodian bank†	—	—	—	4,078	—
Trustee fees payable	—	—	—	286	—
Payable for securities purchased	3,433,509	12,805	—	—	496,580
Other accrued expenses and other payables	—	—	—	67,595	66,585

	3,434,506	13,412	514	87,722	563,165

Net Assets	$70,856,597	$3,288,283	$15,904,852	$56,613,333	$149,144,584

Net Assets consist of:
Paid-in capital	$71,362,329	$3,273,282	$16,118,330	$45,630,016	$121,449,899
Distributable earnings (losses)	(505,732)	15,001	(213,478)	10,983,317	27,694,685

Net Assets	$70,856,597	$3,288,283	$15,904,852	$56,613,333	$149,144,584

Shares Outstanding ($0.001 par value; unlimited shares authorized)	2,844,000	130,001	660,001	2,277,193	5,952,560
Net Asset Value Per Share	$24.91	$25.29	$24.10	$24.86	$25.06

*Total investments, at cost	$70,422,084	$3,257,697	$15,624,240	$39,005,397	$117,827,086

†Foreign currency, at cost:	$—	$—	$—	$(4,086)	$—

8	See Notes to Financial Statements.

December 31, 2025	Baron ETF Trust

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	Baron First Principles ETF[3]	Baron Global Durable Advantage ETF[3]	Baron SMID Cap ETF[3]	Baron Financials ETF[4]	Baron Technology ETF[4]
Investment income(loss):
Income:
Dividends[1]	$33,466	$217	$709	$420,608	$224,443
Interest	985	32	226	41,854	51,676

Total income	34,451	249	935	462,462	276,119

Expenses:
Investment advisory fees (Note 4)	31,997	607	1,514	552,885	702,572
Distribution fees (Note 4)	—	—	—	17,599	56,833
Shareholder servicing agent fees and expenses	—	—	—	30,290	32,286
Administration fees	—	—	—	61,622	61,614
Professional fees	—	—	—	40,544	46,436
Registration and filing fees	—	—	—	25,870	45,780
Reports to shareholders	—	—	—	15,702	21,200
Custodian and fund accounting fees	—	—	—	12,689	16,454
Trustee fees and expenses (Note 4)	—	—	—	3,965	4,579
Insurance expense	—	—	—	918	725
Line of credit fees	—	—	—	580	729
Miscellaneous expenses	—	—	—	2,607	15,813

Total operating expenses	31,997	607	1,514	765,271	1,005,021

Interest expense on borrowings	—	—	—	5,769	—

Total gross expenses	31,997	607	1,514	771,040	1,005,021
Management fees waived/expenses reimbursed (Note 4)	—	—	—	(93,513)	(113,450)

Total net expenses	31,997	607	1,514	677,527	891,571

Net investment income (loss)	2,454	(358)	(579)	(215,065)	(615,452)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	(172,207)	—	(6,669)	539,428	(1,469,795)[2]
Redemption in-kind	—	—	—	976,093	1,566,732
Net realized gain (loss) on foreign currency transactions	—	(144)	—	727	(27,265)
Voluntary payment from Adviser (Note 5)	—	—	—	—	83,210
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(335,979)	15,158	(206,809)	(1,087,104)	17,025,801
Foreign currency translations	—	(13)	—	9	10

Net gain (loss) on investments	(508,186)	15,001	(213,478)	429,153	17,178,693

Net increase (decrease) in net assets resulting from operations	$(505,732)	$14,643	$(214,057)	$214,088	$16,563,241

[1] Net of foreign taxes withheld on dividends of	$—	$9	$—	$—	$18,775

[2] Net of realized foreign capital gains tax of	$—	$—	$—	$—	$18,271

[3]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[4]

After the close of business on December 12, 2025, Baron FinTech Fund and Baron Technology Fund (each a Predecessor Fund) were reorganized into Baron Financials ETF and Baron Technology ETF, respectively. The amounts disclosed for periods prior to the reorganization reflect those of the respective Predecessor Fund, which did not operate under a unitary management fee structure, as described in Note 5a. Refer to Note 1 in the Notes to Financial Statements for additional information on the reorganization.

See Notes to Financial Statements.	9

Baron ETF Trust	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Baron First Principles	Baron Global Durable Advantage ETF	Baron SMID Cap ETF
	For the Period Ended December 31, 2025[1]	For the Period Ended December 31, 2025[1]	For the Period Ended December 31, 2025[1]
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,454	$(358)	$(579)
Net realized gain (loss)	(172,207)	(144)	(6,669)
Change in net unrealized appreciation (depreciation)	(335,979)	15,145	(206,809)

Increase (decrease) in net assets resulting from operations	(505,732)	14,643	(214,057)

Distributions to shareholders from (Note 8):
Distributable earnings	—	—	—

Decrease in net assets from distributions to shareholders	—	—	—

Capital share transactions:
Proceeds from the sale of shares	104,107,341	3,273,640	16,118,909
Net asset value of shares issued in reinvestment of distributions	—	—	—
Cost of shares redeemed	(32,745,012)	—	—

Increase (decrease) in net assets derived from capital share transactions	71,362,329	3,273,640	16,118,909

Net increase (decrease) in net assets	70,856,597	3,288,283	15,904,852

Net Assets:
Beginning of year	—	—	—

End of year	$70,856,597	$3,288,283	$15,904,852

Capital share transactions
Shares sold	4,154,000	130,001	660,001
Shares redeemed	(1,310,000)	—	—

Net increase (decrease)	2,844,000	130,001	660,001

[1]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.

10	See Notes to Financial Statements.

December 31, 2025	Baron ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Financials ETF[1]		Baron Technology ETF[1]
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(215,065)	$(101,461)	$(615,452)	$(206,125)
Net realized gain (loss)	1,516,248	(4,469)	69,672	1,213,584
Voluntary payment from Adviser (Note 5)	—	—	83,210	—
Change in net unrealized appreciation (depreciation)	(1,087,095)	13,429,658	17,025,811	11,598,497

Increase (decrease) in net assets resulting from operations	214,088	13,323,728	16,563,241	12,605,956

Distributions to shareholders from (Note 8):
Distributable earnings	—	—	(746,279)	—

Decrease in net assets from distributions to shareholders	—	—	(746,279)	—

Capital share transactions:
Proceeds from the sale of shares	14,821,624	5,731,108	137,548,682	45,295,845
Net asset value of shares issued in reinvestment of distributions	—	—	742,303	—
Cost of shares redeemed	(27,506,976)	(9,569,124)	(60,947,655)	(10,947,723)

Increase (decrease) in net assets derived from capital share transactions	(12,685,352)	(3,838,016)	77,343,330	34,348,122

Net increase (decrease) in net assets	(12,471,264)	9,485,712	93,160,292	46,954,078

Net Assets:
Beginning of year	69,084,597	59,598,885	55,984,292	9,030,214

End of year	$56,613,333	$69,084,597	$149,144,584	$55,984,292

Capital share transactions
Shares sold	592,800 [2]	266,981 [3]	5,844,334 [4]	2,590,709 [5]
Shares issued in reinvestment of distributions	—	—	29,353 [4]	—
Shares redeemed	(1,118,564)[2]	(441,247)[3]	(2,522,688)[4]	(608,369)[5]

Net increase (decrease)	(525,764)	(174,266)	3,350,999	1,982,340

[1]

After the close of business on December 12, 2025, Baron FinTech Fund and Baron Technology Fund (each a Predecessor Fund) were reorganized into Baron Financials ETF and Baron Technology ETF, respectively. The amounts disclosed for periods prior to the reorganization reflect those of the respective Predecessor Fund; share amounts have been adjusted to reflect the conversion ratio of the respective Predecessor Fund’s shares to Baron Financials ETF and Baron Technology ETF shares. Refer to Notes 1 and 4 in the Notes to Financial Statements for additional information on the reorganization and capital share transactions, respectively.

[2]

The share activities disclosed include those of Baron Financials ETF’s Predecessor Fund’s Retail Shares, Institutional Shares and R6 Shares shares sold of 40,521, 463,283, and 38,995 and shares redeemed of (159,746), (951,268), and (7,530) respectively, for the year ended December 31, 2025.

[3]

The share activities disclosed include those of Baron Financials ETF’s Predecessor Fund’s Retail Shares, Institutional Shares and R6 Shares shares sold of 26,391, 239,645, and 945 and shares redeemed of (63,138), (375,918), and (2,191) respectively, for the year ended December 31, 2024.

[4]

The share activities disclosed include those of Baron Technology ETF’s Predecessor Fund’s Retail Shares, Institutional Shares and R6 Shares shares sold of 1,329,639, 3,971,407, and 13,288, shares issued in reinvestment of distributions of 11,432, 16,326, and 1,595, and shares redeemed of (893,994), (1,501,039), and (7,622) respectively, for the year ended December 31, 2025.

[5]

The share activities disclosed include those of Baron Technology ETF’s Predecessor Fund’s Retail Shares, Institutional Shares and R6 Shares shares sold of 770,326, 1,787,247, and 33,136 and shares redeemed of (242,760), (365,609), and 0, respectively, for the year ended December 31, 2024.

See Notes to Financial Statements.	11

Baron ETF Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on June 24, 2025. The Trust currently offers 5 series (individually, a Fund and collectively, the Funds): Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF, and Baron Technology ETF.

Each Fund offers and issues shares of beneficial interest (Shares). Shares of a Fund represent an equal proportionate interest in the Fund. Each of Baron First Principles ETF, Baron Global Durable Advantage ETF, and Baron SMID Cap ETF had no operations until December 12, 2025, other than matters relating to the Fund’s organization and its registration of shares under the 1933 Act. Baron Financials ETF (formerly Baron FinTech Fund) and Baron Technology ETF (formerly Baron Technology Fund) commenced operations as exchange-traded funds following their reorganization from mutual funds.

At a meeting held on August 5, 2025 (the Meeting), the Board of Trustees of Baron Select Funds (the Acquired Fund Trust) approved on behalf of Baron FinTech Fund and Baron Technology Fund (each, an Acquired Fund) and the Board of Trustees of Baron ETF Trust (the Acquiring Fund Trust) approved on behalf of Baron Financials ETF and Baron Technology ETF (each, an Acquiring Fund) (the Board of Trustees of the Acquired Fund Trust and the Board of Trustees of the Acquiring Fund Trust are referred to herein collectively as the Board) an Agreement and Plan of Reorganization pursuant to which each Acquired Fund, a series of the Acquired Fund Trust, will transfer its assets and liabilities to its corresponding Acquiring Fund, each a series of Acquiring Fund Trust, in exchange for shares of its corresponding Acquiring Fund in a tax-free reorganization (each, a Reorganization). Each Acquiring Fund was immediately prior to the date of the closing, a shell series, without assets or liabilities. Each Reorganization became effective after the close of business on December 12, 2025. Following each Reorganization, the Acquired Fund’s performance (Institutional Shares) and financial history were adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable.

The investment goals of the Funds are as follows:

Baron First Principles ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. growth companies of any market valuation.

Baron Global Durable Advantage ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of established and developing countries located throughout the world.

Baron SMID Cap ETF is a diversified fund that seeks capital appreciation through investments primarily in securities (including depositary receipts) of companies of small- and mid-sized companies.

Baron Financials ETF is a diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of financials and financials-related companies.

Baron Technology ETF is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities (including depositary receipts) of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’

December 31, 2025	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Certain non-U.S. equity securities traded on foreign securities exchanges may be valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds and ETFs may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust, Baron Investment Funds Trust and Baron Select Funds (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets.

e) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

f) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry.

g) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

h) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

i) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and

Baron ETF Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31 2025.

j) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

There were no repurchase agreements at December 31, 2025.

k) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

l) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

m) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently.

n) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o) In-Kind Redemption. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the year ended December 31, 2025, Baron Financials ETF and Baron Technology ETF realized net gains of $976,093 and $1,566,732 on $2,879,892 and $3,771,370 of in-kind redemptions in securities, respectively.

p) Segment Reporting. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in GAAP, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

December 31, 2025	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities, if any, and in-kind transactions related to capital share transactions, if any, for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Baron First Principles ETF	$17,757,231	$12,383,430	$65,220,490	$—
Baron Global Durable Advantage ETF	1,031,145	—	2,226,553	—
Baron SMID Cap ETF	674,975	196,547	15,152,481	—
Baron Financials ETF	9,518,392	20,550,973	1,241,603	—	[1]
Baron Technology ETF	121,064,677	51,469,024	10,295,753	2,806,803	[1]

[1]	Excludes in-kind transactions from Predecessor Fund. See Note 2 for more information.

4. FUND SHARE TRANSACTIONS

Shares of the Baron First Principles ETF, Baron Global Durable Advantage ETF, and Baron SMID Cap ETF are listed and traded at market price on the New York Stock Exchange. Shares of the Baron Financials ETF and Baron Technology ETF are listed and traded at market price on the NASDAQ Stock Market LLC. The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a Creation Unit) to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit for the Funds is 10,000 shares. Creation Unit transactions are conducted at NAV, typically in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash, or a combination thereof, consistent with a Fund’s investment objective, policies, and disclosure.

The capital share activity disclosed in the Statements of Changes in Net Assets for Baron Financials ETF and Baron Technology ETF include the capital activity of the Retail Shares, Institutional Shares, and R6 Shares of the respective Predecessor Fund for periods prior to the Reorganization.

For the year ended December 31, 2025, the pre-Reorganization fund share transactions were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Distributions	Shares Redeemed	Total

Baron Financials ETF

Retail Shares	$1,035,576	$—	$(3,971,487)	$(2,935,911)

Institutional Shares	11,530,478	—	(23,345,002)	(11,814,524)

R6 Shares	1,010,000	—	(190,023)	819,977

Baron Technology ETF

Retail Shares	31,159,487	289,228	(21,413,499)	10,035,216

Institutional Shares	92,855,640	412,743	(36,341,007)	56,927,376

R6 Shares	293,837	40,332	(181,621)	152,548

For the year ended December 31, 2024, the pre-Reorganization fund share transactions were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Distributions	Shares Redeemed	Total

Baron Financials ETF

Retail Shares	$593,328	$—	$(1,369,992)	$(776,664)

Institutional Shares	5,117,116	—	(8,152,397)	(3,035,281)

R6 Shares	20,664	—	(46,735)	(26,071)

Baron Technology ETF

Retail Shares	13,676,445	—	(4,416,854)	9,259,591

Institutional Shares	31,006,115	—	(6,530,869)	24,475,246

R6 Shares	613,285	—	—	613,285

In conjunction with each Reorganization, the Acquiring Funds issued shares in exchange for the Acquired Funds as follows. These amounts are not reflected in the share activity above or in the accompanying Statements of Changes in Net Assets.

Baron Financials ETF issued 208,809, 1,479,061, and 539,342 shares in exchange for 298,100 Retail Shares, 2,081,039 Institutional Shares, and 758,807 R6 Shares of the Baron FinTech Fund. Baron Technology ETF issued 1,314,164, 4,007,692, and 220,736 shares in exchange for 2,125,860 Retail Shares, 6,408,697 Institutional Shares, and 353,698 R6 Shares of the Baron Technology Fund.

Baron ETF Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below:

Fund	Annual Rate
Baron First Principles ETF	1.00%
Baron Global Durable Advantage ETF	0.75%
Baron SMID Cap ETF	0.75%
Baron Financials ETF	0.80%
Baron Technology ETF(a)	0.75%

(a) Baron Technology ETF’s Predecessor Fund’s annual rate was 0.80%. The effective fee rate for the year ended December 31, 2025 is 0.80%.

The Board has approved a unitary management fee structure for each Fund. Under the unitary management fee structure, the Adviser will pay all expenses of each Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, Baron First Principles ETF’s line of credit expenses, and extraordinary expenses. Baron First Principles ETF did not incur any line of credit expenses for the period ended December 31, 2025.

The Adviser had contractually agreed to waive its fee or reimburse the respective Predecessor Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term, as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Financials ETF	1.20%	0.95%	0.95%
Baron Technology ETF	1.20%	0.95%	0.95%

During the year ended December 31, 2025, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron Financials ETF(a)	$22,484	$—	$58,644	$—	$12,385	$—
Baron Technology ETF(a)	37,759	—	69,054	—	6,637	—

(a) Amounts represent Predecessor Fund activity.

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser. The waiver agreement was terminated upon Reorganization.

b) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Predecessor Funds were authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $50,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

d) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

e) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Investment Funds Trust, the funds in Baron Select Funds and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. For the year ended December 31, 2025, the Funds did not engage in cross-trades.

f) Voluntary Payment. During the year ended December 31, 2025, the Adviser made a voluntary payment to Baron Technology ETF’s Predecessor Fund in the amount of $83,210 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.

December 31, 2025	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

g) Ownership Concentration. As of December 31, 2025, the officers, Trustees, and portfolio managers owned, directly or indirectly, 27.38% of Baron Global Durable Advantage ETF and 16.92% of Baron SMID Cap ETF. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Global Durable Advantage ETF and Baron SMID Cap ETF shareholders.

6. RESTRICTED SECURITIES

At December 31, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At December 31, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron First Principles ETF

Name of Issuer	Acquisition Date(s)	Value
X.AI Holdings Corp.	12/19/2025	$4,999,980

Total Restricted Securities:		$4,999,980

(Cost $4,999,980) (7.06% of Net Assets)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available, or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2025 in valuing the Funds’ investments carried at fair value:

	Baron First Principles ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$65,086,125	$—	$—	$65,086,125
Private Preferred Stocks	—	—	4,999,980	4,999,980

Total Investments	$65,086,125	$—	$4,999,980	$70,086,105

†	See Portfolios of Investments for additional detailed categorizations.

Baron ETF Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Global Durable Advantage ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,272,855	$—	$—	$3,272,855

Total Investments	$3,272,855	$—	$—	$3,272,855

	Baron SMID Cap ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$15,417,431	$—	$—	$15,417,431

Total Investments	$15,417,431	$—	$—	$15,417,431

	Baron Financials ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$56,507,643	$—	$—	$56,507,643

Total Investments	$56,507,643	$—	$—	$56,507,643

	Baron Technology ETF

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$147,838,420	$—	$—	$147,838,420

Total Investments	$147,838,420	$—	$—	$147,838,420

†	See Portfolios of Investments for additional detailed categorizations.

December 31, 2025	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron First Principles ETF

Investments in Securities	Balance as of December 31, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2025
Private Preferred Stocks
Communication Services	$—	$—	$—	$0	$4,999,980	$—	$—	$—	$4,999,980	$0

Total	$—	$—	$—	$—	$4,999,980	$—	$—	$—	$4,999,980	$—

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of December 31, 2025 were as follows:

Baron First Principles ETF

Sector	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2025	Range used on December 31, 2025*	Impact to Valuation from an Increase in Input**
Private Preferred Stocks: Information Technology	$4,999,980	Observed Transaction	Observed Transaction Price	$75.46	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of in-kind transactions, net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2025, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of in-kind transactions and net investment losses. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/ (Losses)	Paid-In Capital
Baron First Principles ETF	$—	$—
Baron Global Durable Advantage ETF	358	(358)
Baron SMID Cap ETF	579	(579)
Baron Financials ETF	(744,231)	744,231
Baron Technology ETF	(1,185,453)	1,185,453

As of December 31, 2025, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF	Baron Financials ETF	Baron Technology ETF
Cost of investments	$70,448,441	$3,257,697	$15,624,396	$39,207,807	$118,164,173

Gross tax unrealized appreciation	874,249	36,202	57,632	17,966,276	31,777,767
Gross tax unrealized depreciation	(1,236,585)	(21,044)	(264,597)	(666,440)	(2,103,520)

Net tax unrealized appreciation (depreciation)	(362,336)	15,158	(206,965)	17,299,836	29,674,247

Baron ETF Trust	December 31, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of December 31, 2025, the components of net assets on a tax basis were as follows:

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF	Baron Financials ETF(a)	Baron Technology ETF(a)
Undistributed (accumulated) net investment income (loss)	$2,454	$—	$—	$—	$—
Undistributed (accumulated) net realized gain (loss)	—	—	—	—	389,828
Qualified late year loss deferral	—	(144)	—	—	(2,181,325)
Capital loss carryforwards	(145,850)	—	(6,513)	(6,316,528)	(188,067)
Net tax unrealized appreciation (depreciation) on investments	(362,336)	15,158	(206,965)	17,299,836	29,674,247
Net tax unrealized currency appreciation (depreciation)	—	(13)	—	9	2
Paid-in capital	71,362,329	3,273,282	16,118,330	45,630,016	121,449,899

Net Assets	$70,856,597	$3,288,283	$15,904,852	$56,613,333	$149,144,584

(a)	Amounts disclosed are inclusive of the Predecessor Fund.

At December 31, 2025, the Funds had capital loss carryforwards with no expiration dates as follows:

	Baron First Principles ETF	Baron Global Durable Advantage ETF	Baron SMID Cap ETF[1]	Baron Financials ETF	Baron Technology ETF[1]
Short Term	$145,850	$—	$6,513	$2,635,581	$135,544

Long Term	$—	$—	$—	$3,680,947	$52,523

Capital loss carryforward utilized during the year ended December 31, 2025	$—	$—	$—	$570,296	$209,496

[1]	Future utilization of losses may be subject to limitations under current tax laws.

The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024 was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024

	Ordinary[1]	Long Term Capital Gain	Return of Capital	Ordinary[1]	Long Term Capital Gain	Return of Capital
Baron First Principles ETF	—	—	—	—	—	—
Baron Global Durable Advantage ETF	—	—	—	—	—	—
Baron SMID Cap ETF	—	—	—	—	—	—
Baron Financials ETF(a)(b)	—	—	—	—	—	—
Baron Technology ETF (b)(c )	204,529	541,750	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
(a)	After the close of business on December 12, 2025, the Predecessor Fund was reorganized into Baron Financials ETF.
(b)	Amounts disclosed are inclusive of the Predecessor Fund.
(c)	After the close of business on December 12, 2025, the Predecessor Fund was reorganized into Baron Technology ETF.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2025, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund and the ETFs), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the OBFR plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

December 31, 2025	Baron ETF Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

9. LINE OF CREDIT (Continued)

During the year ended December 31, 2025, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance	Maximum Daily Loan Outstanding	Weighted Average Interest Rate*	Number of Days Borrowing Outstanding	Outstanding Balance as of 12/31/2025
Baron Financials ETF(a)	$8.3 million	$10.3 million	5.05%	5	$—

(a)	Represents Predecessor Fund activity.

10. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

Baron ETF Trust	December 31, 2025

FINANCIAL HIGHLIGHTS

BARON FIRST PRINCIPLES ETF

Selected data for a share outstanding throughout the period:

	Income (loss) from investment operations:					Less distributions to shareholders from:				Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income ($)[1]		Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Period Ended December 31,

2025[5]	25.10	0.00	[6]	(0.19)	(0.19)	0.00	0.00	0.00	24.91	(0.73)[3]	1.00	[4]	0.08	[4]	70.9	18	[3],7

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Not Annualized.
[4]	Annualized.
[5]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[6]	Less than $0.01 per share.
[7]	Excludes impact of in-kind transactions.

22	See Notes to Financial Statements.

December 31, 2025	Baron ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

BARON GLOBAL DURABLE ADVANTAGE ETF

Selected data for a share outstanding throughout the period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Period Ended December 31,

2025[3]	25.00	(0.01)	0.30	0.29	0.00	0.00	0.00	25.29	1.18	[4]	0.75	[5]	(0.44)[5]	3.3	0	[4,6],[7]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[4]	Not Annualized.
[5]	Annualized.
[6]	Less than 0.5%.
[7]	Excludes impact of in-kind transactions.

See Notes to Financial Statements.	23

Baron ETF Trust	December 31, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON SMID CAP ETF

Selected data for a share outstanding throughout the period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Total expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

Period Ended December 31,

2025[3]	24.56	(0.00)[4]	(0.46)	(0.46)	0.00	0.00	0.00	24.10	(1.87)[5]	0.75	[6]	(0.29)[6]	15.9	1	[5],[7]

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	For the period December 12, 2025 (commencement of operations) to December 31, 2025.
[4]	Less than $0.01 per share.
[5]	Not Annualized.
[6]	Annualized.
[7]	Excludes impact of in-kind transactions.

24	See Notes to Financial Statements.

December 31, 2025	Baron ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

BARON FINANCIALS ETF3

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

Year Ended December 31,

2025	24.64	(0.07)	0.29	0.22	0.00	0.00	0.00	24.86	0.91	[4]	1.07	[5]	0.95	[5]	(0.29)	56.6	14	[6]

2024	20.01	(0.03)	4.66	4.63	0.00	0.00	0.00	24.64	23.14	[4]	1.13		0.95		(0.13)	69.1	11

2023	15.72	(0.01)	4.30	4.29	0.00	0.00	0.00	20.01	27.31	[4]	1.21		0.95		(0.11)	59.6	16

2022	23.89	(0.06)	(7.90)	(7.96)	0.00	(0.21)	(0.21)	15.72	(33.30)[4]		1.20	[5]	0.95	[5]	(0.30)	42.6	27

2021	20.71	(0.14)	3.32	3.18	0.00	0.00	0.00	23.89	15.35	[4]	1.18		0.95		(0.60)	78.3	12

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

After the close of business on December 12, 2025, Baron FinTech Fund (the Predecessor Fund) was reorganized into Baron Financials ETF. The amounts disclosed for periods prior to the reorganization reflect those of the Predecessor Fund’s Institutional Shares; share amounts have been adjusted to reflect the conversion ratio of the Predecessor Fund’s shares to Baron Financials ETF shares. Refer to Note 1 in the Notes to Financial Statements for additional information.

[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Includes interest expense of 0.01%.
[6]	Excludes impact of in-kind transactions.

See Notes to Financial Statements.	25

Baron ETF Trust	December 31, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON TECHNOLOGY ETF3

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)	Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

Year Ended December 31,

2025	21.51	(0.14)	3.87	3.73	0.00	(0.18)	(0.18)	25.06	17.34	[4],5	1.05	0.93	(0.60)	149.1	58	[6]

2024	14.55	(0.10)	7.06	6.96	0.00	0.00	0.00	21.51	47.80	[4]	1.35	0.95	(0.54)	56.0	36

2023	8.91	(0.06)	5.70	5.64	0.00	0.00	0.00	14.55	63.38	[4]	5.04	0.95	(0.48)	9.0	27

2022[7]	15.99	(0.06)	(7.02)	(7.08)	0.00	0.00	0.00	8.91	(44.30)[4]		6.42	0.95	(0.55)	3.3	19

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

After the close of business on December 12, 2025, Baron Technology Fund (the Predecessor Fund) was reorganized into Baron Technology ETF. The amounts disclosed for periods prior to the reorganization reflect those of the Predecessor Fund’s Institutional Shares; share amounts have been adjusted to reflect the conversion ratio of the Predecessor Fund’s shares to Baron Technology ETF shares. Refer to Note 1 in the Notes to Financial Statements for additional information.

[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]

The Adviser made a voluntary payment to the Predecessor Fund in the amount of $83,210 to compensate the Predecessor Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.

[6]	Excludes impact of in-kind transactions.
[7]	For the period January 3, 2022 (commencement of operations) to December 31, 2022.

26	See Notes to Financial Statements.

December 31, 2025	Baron ETF Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Baron ETF Trust and Shareholders of Baron Financials ETF, Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF and Baron Technology ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Baron ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund

Baron Financials ETF(1)

Baron First Principles ETF(2)

Baron Global Durable Advantage ETF(2)

Baron SMID Cap ETF(2)

Baron Technology ETF(1)

(1)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2)	Statement of operations and statement of changes in net assets for the period December 12, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

Baron ETF Trust	December 31, 2025

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended December 31, 2025 are listed below.

During the fiscal year ended December 31, 2025, the Funds’ distributions to shareholders included.

Fund	Ordinary Income[1,3]	Long-Term Capital Gains[2,3]	Return of Capital

Baron First Principles ETF	$—	$—	—

Baron Global Durable Advantage ETF	—	—	—

Baron SMID Cap ETF	—	—	—

Baron Financials ETF	—	—	—

Baron Technology ETF	204,529	541,750	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cut and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Technology ETF, 49.01% is qualified dividend income subject to a reduced tax rate. Of the total ordinary income distributions paid by Baron Technology ETF, 35.27% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. The information necessary to complete your income tax return for the calendar year ended December 31, 2025 will be listed on the Form 1099-DIV, which was mailed to you in January 2026.

December 31, 2025	Baron ETF Trust

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

RESULTS OF MEETING(S) OF SHAREHOLDERS

FOR THE PERIOD COVERED BY THIS REPORT

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

FOR THE PERIOD COVERED BY THIS REPORT

Refer to the financial statements included herein.

Baron Select Funds	December 31, 2025

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Baron ETF Trust (the “Trust”) met on August 5, 2025 (the “Meeting”) to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron First Principles ETF, Baron Global Durable Advantage ETF, Baron SMID Cap ETF, Baron Financials ETF and Baron Technology ETF (each, a “Fund” and collectively, the “Funds”). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the initial approval of the investment advisory agreements for the Funds. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the investment advisory agreements for the Funds for an initial two-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees as Board members of other funds advised by the Adviser and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services to be provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Trustees noted that because the Funds had not yet commenced operations, there was no performance information to consider. However, the Trustees did consider the Adviser’s investment principles and processes and the historical performance of other funds managed by the Adviser;

•

The proposed advisory fees and estimated total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the estimated net operating expenses to be paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services to be provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser anticipates providing to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees noted that because the Funds had not yet commenced operations, there was no performance information to consider. The Trustees evaluated each Fund’s estimated total operating expense ratio. The Trustees considered that the investment advisory agreement provided for a “unitary fee” structure pursuant to which the Funds’ ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee.

As part of its consideration of the investment advisory agreements, the Board took into account the analyses performed by Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of each Fund’s estimated expense ratios with those of peer group funds selected by Broadridge and Morningstar category medians.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the proposed advisory fees to be charged against peer groups with similar asset sizes, as well as fee components ranked relative to Morningstar Categories and peer groups. The Board also considered the services to be provided by the Adviser.

The Board further considered benefits that could potentially accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether anticipated fee levels reflected these economies of scale for the benefit of shareholders. The Trustees considered that each Fund would likely experience benefits from the proposed unitary fee arrangement pursuant to which the Funds’ ordinary operating expenses (subject to certain exclusions) would be paid from the Adviser’s management fee.

The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, future asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services to be provided to the Funds as discussed at the Meeting.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved each Fund’s investment advisory agreement.

ANNUAL ETF 12/31/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON ETF TRUST

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: March 3, 2026

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: March 3, 2026